Regulatory Order and Going Concern Considerations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Tier I capital level requires to achieve and maintain by the entity	8.00%
Total risk-based capital of total risk-weighted assets requires to achieve and maintain by the entity	10.00%
Percentage of provision for doubtful account	50.00%